Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	333-150028
Entity Registrant Name	BUNKER HILL MINING CORP.
Entity Central Index Key	0001407583
Entity Tax Identification Number	32-0196442
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1009 McKinley Avenue
Entity Address, City or Town	Kellogg
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83837
City Area Code	(604)
Local Phone Number	417-7952
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false